Revenues (Schedule of significant changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 14,888	$ 12,659
New performance obligations	9,953	6,458
Reclassification to other balance sheet item	(13,800)	0
Reclassification to revenue as a result of satisfying performance obligations	(4,864)	(4,229)
Balance, end of the period	6,177	14,888
Less: long-term portion of deferred revenue	670	11,545
Current portion, end of period	$ 5,507	$ 3,343